Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow [Line Items]
Interest paid	$ 107	$ 113	$ 111
Income taxes paid, net of refunds received	78	90	55
Cash receipts upon exercise of stock options	1	29	5
Cash disbursements for payment of taxes	(10)	(11)	(4)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (9)	$ 18	$ 1
Common Shares
Supplemental Cash Flow [Line Items]
Common Shares withheld (in shares)	452,000	1,550,000	145,000
Aggregate value of Common Shares withheld	$ 23	$ 73	$ 6